WRL LETTERHEAD

March 19, 2004

Securities and Exchange Commission

450 Fifth Street, NW
Washington, D.C. 20549

Re:  WRL Series Life Account of Western Reserve Life Assurance Co. of Ohio (File Nos. 333-58322, 333-

        62397, 333-23359, 33-31140, 33-69138, 33-5143, 33-506, 333-107705, 333-100993)

Dear Sir or Madam:

On behalf of WRL Series Life Account of Western Reserve Life Assurance Co. of Ohio (“separate account”), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”). The Funds are the AEGON/Transamerica Series Fund, Inc., Munder Net50, Van Kampen Emerging Growth, T. Rowe Price Small Cap, Transamerica U.S. Government Securities, Alger Aggressive Growth, Third Avenue Value, LKCM Strategic Total Return, Clarion Real Estate Securities, Federated Growth & Income, AEGON Bond, Transamerica Money Market, Marsico Growth, Transamerica Equity, GE U.S. Equity, Transamerica Growth Opportunities, Great Companies – Americasm, Transamerica Convertible Securities, Salomon All Cap, J.P. Morgan Enhanced Index, Capital Guardian Value, Capital Guardian U.S. Equity, Dreyfus Mid Cap, PBHG/NWQ Value Select, PBHG Mid Cap Growth, T. Rowe Price Equity Income, Transamerica Value Balanced, American Century International, Templeton Great Companies Global, Great Companies – Technologysm, Janus Growth, Janus Global, Janus Balanced, PIMCO Total Return, Asset Allocation – Conservative Portfolio, Asset Allocation – Moderate Portfolio, Asset Allocation – Moderate Growth Portfolio, and Asset Allocation – Growth Portfolio; the Variable Insurance Products Fund Fidelity VIP Equity-Income Portfolio – Service Class 2, the Variable Products Fund II Fidelity VIP Contrafund® Portfolio – Service Class 2; the Variable Insurance Products Fund III Fidelity VIP Growth Opportunities Portfolio – Service Class 2, and the Variable Insurance Products Fund II Fidelity VIP Index 500 Portfolio – Service Class 2, the Access Variable Insurance Trust, Potomac OTC Plus Portfolio, Potomac Dow 30 Plus Portfolio, Wells S&P REIT Index Portfolio and the Access U.S. Government Money Market Portfolio.

Entity:                    AEGON/Transamerica Series Fund, Inc.

File No.:                 33-507

Date of Filing:        March 4, 2004

Accession No.:       0001206774-04-000105

CIK:                        0000778207

Entity:                    Variable Insurance Products Fund Fidelity Equity-Income Portfolio, Service Class 2

File No.:                 002-75010

Date of Filing:        March 1, 2004

Accession No.:       0000356494-04-000004

CIK:                        0000356494

Entity:                    Variable Insurance Products Fund II Fidelity Contrafund® Portfolio, Service Class 2

File No.:                 33-20773

Date of Filing:        March 1, 2004

Accession No.:       0000356494-04-000003

CIK:                        0000831016

Securities and Exchange Commission

March 19, 2004

Page Two

Entity:                   Variable Insurance Products Fund III Fidelity Growth Opportunities Portfolio, Service Class 2

File No.:                33-54837

Date of Filing:      March 1, 2004

Accession No.:     0000356595-04-000005

CIK:                      0000927384

Entity:                    Variable Insurance Products Fund II Fidelity VIP Index 500 Portfolio, Service Class 2

File No.:                 33-54837

Date of Filing:        March 1, 2004

Accession No.:       0000356595-04-000003

CIK:                        0000927384

Entity:                    Access Variable Insurance Trust

File No.:                 333-103393

Date of Filing:        March 10, 2004

Accession No.:       0001035449-04-000128

CIK:                        0001219605

These Annual Reports are for the period ended December 31, 2003 and have been transmitted to policyowners in accordance with Rule 30b2-1 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (727) 299-1747.

Very truly yours,

Priscilla I. Hechler Assistant Vice President and Assistant Secretary

cc:      Thomas E. Pierpan, Esq.

           Connie Roman